Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Composition of Share Capital
	December 31, 2025		December 31, 2024
	Number of shares	Total shares %	Number of shares	Total shares %
Shareholder
J&F International B.V.	162	81.0000%	164	82.0000%
Stichting JAB	8	4.0000%	8	4.0000%
Stichting ACC Family	6	3.0000%	6	3.0000%
Stichting AGR	2	1.0000%	2	1.0000%
Stichting ECS	2	1.0000%	2	1.0000%
Banco Original S.A.	19	9.5000%	18	9.0000%
Albino Andrade de Pinho	1	0.5000%	-	0.0000%
Total	200	100.00%	200	100.00%

Schedule of Earnings Per Share
	December 31, 2025	December 31, 2024	December 31, 2023

Profit attributable to the Company’s shareholders	1,091,487	217,574	34,523
Weighted average quantity of shares	200	200	200
Earnings per share – basic and diluted	5,457	1,088	172,615